JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 7.5%
Afterpay Ltd.*	29,086	1,414,708
AGL Energy Ltd.	80,243	950,516
Alumina Ltd.	294,329	319,152
AMP Ltd.*	440,163	457,991
Ampol Ltd.	31,980	599,466
APA Group	151,122	1,183,842
Aristocrat Leisure Ltd.	81,785	1,533,429
ASX Ltd.	24,797	1,461,055
Aurizon Holdings Ltd.	245,479	782,820
AusNet Services	229,126	292,757
Australia & New Zealand Banking Group Ltd.	363,263	4,613,695
Bendigo & Adelaide Bank Ltd.	67,984	333,744
BHP Group Ltd.	377,307	9,934,061
BHP Group plc	270,516	5,849,483
BlueScope Steel Ltd.	64,378	514,856
Boral Ltd.	156,985	401,579
Brambles Ltd.	194,226	1,499,575
Challenger Ltd.	64,367	198,478
CIMIC Group Ltd.	12,224	188,072
Coca-Cola Amatil Ltd.	63,603	371,219
Cochlear Ltd.	8,413	1,148,070
Coles Group Ltd.	153,767	1,993,544
Commonwealth Bank of Australia	226,735	11,535,115
Computershare Ltd.	63,221	605,079
Crown Resorts Ltd.	44,886	286,967
CSL Ltd.	58,153	11,310,917
Dexus, REIT	139,765	848,426
Domino’s Pizza Enterprises Ltd.	8,062	425,702
Evolution Mining Ltd.	218,305	932,601
Fortescue Metals Group Ltd.	216,021	2,688,859
Glencore plc*	1,401,170	3,206,656
Goodman Group, REIT	208,425	2,534,156
GPT Group (The), REIT	249,493	690,409
Harvey Norman Holdings Ltd.	84,613	223,686
Iluka Resources Ltd.	52,716	342,066
Incitec Pivot Ltd.	245,076	321,243
Insurance Australia Group Ltd.	296,005	1,077,634
Lendlease Corp. Ltd.	84,757	688,530
Macquarie Group Ltd.	42,212	3,709,673
Magellan Financial Group Ltd.	18,718	813,209
Medibank Pvt Ltd.	352,739	704,453
Mirvac Group, REIT	499,847	743,826
National Australia Bank Ltd.	409,376	5,110,683
Newcrest Mining Ltd.	103,523	2,637,332
Orica Ltd.	51,954	643,553
Origin Energy Ltd.	225,579	863,714
Qantas Airways Ltd.	116,211	266,444
QBE Insurance Group Ltd.	188,178	1,317,900
Ramsay Health Care Ltd.	23,186	1,024,801
REA Group Ltd.	6,112	471,968
Reece Ltd.	31,443	222,930
Rio Tinto Ltd.	47,546	3,479,828
Rio Tinto plc	125,454	7,636,665
Santos Ltd.	226,782	847,101
Scentre Group, REIT	664,795	963,484
SEEK Ltd.	45,115	693,894
Seven Group Holdings Ltd.	16,808	203,380
Sonic Healthcare Ltd.	60,864	1,393,457
South32 Ltd.	620,720	911,367
Stockland, REIT	306,937	693,712
Suncorp Group Ltd.	161,507	986,455
Sydney Airport	141,830	531,201
Tabcorp Holdings Ltd.	260,303	658,260
Telstra Corp. Ltd.	533,158	1,276,658
TPG Telecom Ltd.*	43,166	247,953
Transurban Group	350,316	3,465,154
Treasury Wine Estates Ltd.	92,319	708,801
Vicinity Centres, REIT	498,940	460,906
Washington H Soul Pattinson & Co. Ltd.	14,708	205,185
Wesfarmers Ltd.	145,222	4,828,307
Westpac Banking Corp.	462,591	5,555,152
WiseTech Global Ltd.	18,718	275,184
Woodside Petroleum Ltd.	122,236	1,738,946
Woolworths Group Ltd.	161,779	4,478,697
Worley Ltd.	40,301	233,851

		134,764,242

Austria — 0.2%
ANDRITZ AG	9,168	307,810
BAWAG Group AG(a)	8,978	329,595
Erste Group Bank AG	38,200	855,040
EVN AG	4,584	75,527
IMMOFINANZ AG*	13,860	228,617
Oesterreichische Post AG(b)	4,011	128,277
OMV AG*	18,446	582,558
Raiffeisen Bank International AG*	17,190	295,700
Strabag SE*	1,910	56,135
Telekom Austria AG*	17,954	134,930
UNIQA Insurance Group AG	14,325	90,550
Verbund AG	8,786	460,965
Vienna Insurance Group AG Wiener Versicherung Gruppe*	4,966	110,417
voestalpine AG	14,325	316,306

		3,972,427

Belgium — 1.0%
Ackermans & van Haaren NV*	2,864	367,823
Ageas SA	23,493	879,485
Anheuser-Busch InBev SA/NV	108,438	5,888,527
Colruyt SA	6,186	359,262
Elia Group SA/NV	4,220	459,293
Galapagos NV*	6,462	1,200,126
Groupe Bruxelles Lambert SA	14,416	1,250,452
KBC Group NV	43,791	2,496,803
Proximus SADP	19,914	409,651
Sofina SA	2,021	566,074
Solvay SA	9,357	726,227
Telenet Group Holding NV	5,348	207,462
UCB SA	16,195	2,080,924
Umicore SA	25,403	1,199,710

		18,091,819

Cambodia — 0.0%(c)
NagaCorp Ltd.	336,000	359,158

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Chile — 0.0%(c)
Antofagasta plc	43,357	576,467

China — 0.5%
ESR Cayman Ltd.*(a)	155,400	383,220
Evergrande Health Industry Group Ltd.*(b)	280,000	1,294,138
Prosus NV*	54,101	5,265,483
Wilmar International Ltd.	388,800	1,314,225

		8,257,066

Colombia — 0.0%(c)
Millicom International Cellular SA, SDR	12,771	384,400

Denmark — 2.3%
Ambu A/S, Class B	22,328	779,551
AP Moller - Maersk A/S, Class A	412	489,144
AP Moller - Maersk A/S, Class B	835	1,075,006
Carlsberg A/S, Class B	13,046	1,926,758
Chr Hansen Holding A/S	13,173	1,503,205
Coloplast A/S, Class B	14,960	2,553,631
Danske Bank A/S*	87,241	1,412,950
Demant A/S*(b)	12,606	391,325
DSV Panalpina A/S	25,628	3,506,823
Genmab A/S*	8,324	2,865,175
GN Store Nord A/S	18,220	1,120,439
H Lundbeck A/S	7,831	285,519
Novo Nordisk A/S, Class B	206,621	13,556,940
Novozymes A/S, Class B	26,660	1,594,783
Orsted A/S(a)	21,401	3,050,177
Pandora A/S	12,808	814,605
Rockwool International A/S, Class A	764	223,955
Rockwool International A/S, Class B	910	293,578
Tryg A/S	15,280	449,632
Vestas Wind Systems A/S	25,403	3,256,283

		41,149,479

Finland — 1.4%
Elisa OYJ	19,169	1,136,887
Fortum OYJ	55,755	1,131,647
Huhtamaki OYJ*	12,033	536,386
Kesko OYJ, Class A	12,605	256,727
Kesko OYJ, Class B	34,784	737,560
Kone OYJ, Class B	51,779	4,111,704
Konecranes OYJ	8,213	208,641
Neles OYJ	16,426	234,252
Neste OYJ	55,173	2,534,179
Nokia OYJ	721,291	3,462,285
Nokian Renkaat OYJ	16,797	400,743
Nordea Bank Abp	413,696	3,195,422
Orion OYJ, Class A	4,202	182,993
Orion OYJ, Class B	13,481	588,163
Sampo OYJ, Class A	63,171	2,283,269
Stora Enso OYJ, Class R	78,438	983,746
UPM-Kymmene OYJ	68,159	1,819,413
Wartsila OYJ Abp	61,120	511,200

		24,315,217

France — 9.9%
Adevinta ASA*	28,459	455,554
Aeroports de Paris	4,183	394,338
Air Liquide SA	60,332	9,923,422
Airbus SE*	78,330	5,733,440
Alstom SA*	24,694	1,376,027
Amundi SA*(a)	7,641	581,345
Arkema SA	9,168	953,794
Atos SE*	12,305	1,052,190
AXA SA(b)	248,630	4,988,436
BioMerieux	5,460	879,994
BNP Paribas SA*	146,643	5,916,131
Bollore SA	115,862	388,757
Bouygues SA	32,604	1,151,787
Bureau Veritas SA*	36,671	806,755
Capgemini SE	20,402	2,646,023
Carrefour SA	73,409	1,166,683
Casino Guichard Perrachon SA*(b)	6,494	180,007
Cie de Saint-Gobain*	69,972	2,588,615
Cie Generale des Etablissements Michelin SCA	23,065	2,388,752
Covivio, REIT	6,170	443,425
Credit Agricole SA*	162,569	1,564,849
Danone SA	82,480	5,520,656
Dassault Aviation SA*	302	247,649
Dassault Systemes SE	17,514	3,189,185
Edenred	31,150	1,545,171
Eiffage SA*	10,462	914,305
Electricite de France SA	59,626	603,807
Engie SA*	237,055	3,157,848
EssilorLuxottica SA*	37,549	5,001,338
Faurecia SE*	9,359	361,423
Gecina SA, REIT	7,025	911,298
Getlink SE*	55,649	837,264
Hermes International	4,460	3,615,898
ICADE, REIT	3,599	236,857
Iliad SA(b)	3,305	646,364
Ipsen SA	4,715	452,180
JCDecaux SA*	9,782	165,465
Kering SA	9,531	5,401,085
Klepierre SA, REIT	26,167	453,180
Legrand SA	33,918	2,623,838
L’Oreal SA	31,481	10,565,901
LVMH Moet Hennessy Louis Vuitton SE	34,502	15,002,960
Orange SA	244,259	2,862,929
Pernod Ricard SA	27,866	4,788,765
Peugeot SA*	73,010	1,173,615
Publicis Groupe SA	28,632	915,538
Safran SA*	42,067	4,473,898
Sanofi	146,841	15,417,872
Sartorius Stedim Biotech	3,056	955,862
Schneider Electric SE	70,816	8,120,012
SEB SA	3,516	580,568
Societe Generale SA*	102,062	1,571,277
Sodexo SA	10,952	755,843
Suez SA	53,481	705,348
Teleperformance	7,501	2,195,282
Thales SA	13,179	952,728

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
TOTAL SE	316,596	11,981,161
Ubisoft Entertainment SA*	11,960	998,928
Unibail-Rodamco-Westfield, REIT(b)	17,627	924,617
Valeo SA	30,771	789,657
Veolia Environnement SA	72,020	1,649,804
Vinci SA	65,117	5,604,299
Vivendi SA	103,101	2,735,930
Worldline SA*(a)	12,161	1,046,202

		178,234,131

Germany — 8.6%
1&1 Drillisch AG	6,112	161,872
adidas AG*	23,618	6,513,305
Allianz SE (Registered)	53,482	11,096,137
Aroundtown SA*	153,494	924,276
BASF SE	117,641	6,489,792
Bayer AG (Registered)	125,832	8,359,456
Bayerische Motoren Werke AG	40,866	2,613,398
Bayerische Motoren Werke AG (Preference)	7,283	370,144
Beiersdorf AG	12,606	1,505,226
Brenntag AG	19,791	1,221,362
Continental AG	13,831	1,336,058
Covestro AG(a)	21,392	830,168
Daimler AG (Registered)	113,729	4,972,690
Delivery Hero SE*(a)	17,815	2,045,009
Deutsche Bank AG (Registered)*	264,716	2,380,453
Deutsche Boerse AG	24,333	4,427,240
Deutsche Lufthansa AG (Registered)*(b)	29,987	263,090
Deutsche Post AG (Registered)	124,377	5,048,486
Deutsche Telekom AG (Registered)	414,701	6,923,329
Deutsche Wohnen SE	46,070	2,241,603
E.ON SE	280,792	3,296,503
Evonik Industries AG	21,201	572,771
Fraport AG Frankfurt Airport Services Worldwide*	4,732	184,982
Fresenius Medical Care AG & Co. KGaA	27,143	2,391,355
Fresenius SE & Co. KGaA	52,456	2,617,225
GEA Group AG	21,010	758,369
Hannover Rueck SE	7,721	1,306,164
HeidelbergCement AG	18,803	1,043,480
Henkel AG & Co. KGaA	12,988	1,128,541
Henkel AG & Co. KGaA (Preference)	22,729	2,234,825
HOCHTIEF AG	2,895	236,376
Infineon Technologies AG	167,266	4,264,511
KION Group AG	8,213	627,686
LANXESS AG	10,505	544,849
Merck KGaA	16,617	2,123,748
MTU Aero Engines AG	6,803	1,179,554
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17,944	4,756,476
Porsche Automobil Holding SE (Preference)*	19,614	1,110,211
Puma SE*	10,696	832,553
RWE AG	74,010	2,789,761
SAP SE	138,467	21,857,476
Sartorius AG (Preference)	4,365	1,679,485
Siemens AG (Registered)	103,423	13,179,817
Symrise AG	16,235	2,029,549
Talanx AG	6,802	247,616
Telefonica Deutschland Holding AG	116,128	316,862
thyssenkrupp AG*(b)	51,379	399,364
TUI AG	55,390	209,390
Uniper SE	23,438	809,153
United Internet AG (Registered)	15,155	687,686
Volkswagen AG	4,159	647,524
Volkswagen AG (Preference)	23,505	3,440,591
Vonovia SE	69,458	4,489,475
Zalando SE*(a)	16,999	1,227,162

		154,944,184

Hong Kong — 2.7%
AIA Group Ltd.	1,547,800	13,956,425
ASM Pacific Technology Ltd.	35,200	397,312
Bank of East Asia Ltd. (The)	201,200	458,232
Cathay Pacific Airways Ltd.	128,000	86,426
Chow Tai Fook Jewellery Group Ltd.	141,200	152,183
CK Asset Holdings Ltd.	325,000	1,804,618
CK Infrastructure Holdings Ltd.	95,500	497,994
CLP Holdings Ltd.	222,500	2,103,893
Dairy Farm International Holdings Ltd.	29,100	125,032
Guoco Group Ltd.	10,000	136,218
Hang Lung Group Ltd.	112,000	271,040
Hang Lung Properties Ltd.	240,000	588,807
Hang Seng Bank Ltd.	93,100	1,464,886
Henderson Land Development Co. Ltd.	210,000	785,932
HK Electric Investments & HK Electric Investments Ltd.(a)	286,500	296,497
HKT Trust & HKT Ltd.	463,000	682,225
Hong Kong & China Gas Co. Ltd.	1,321,000	1,892,770
Hong Kong Exchanges & Clearing Ltd.	152,700	7,270,529
Hysan Development Co. Ltd.	78,000	215,488
Jardine Matheson Holdings Ltd.	39,600	1,619,533
Jardine Strategic Holdings Ltd.	22,600	455,281
Kerry Properties Ltd.	77,000	183,229
Link, REIT	263,700	2,046,068
MTR Corp. Ltd.	197,000	979,020
New World Development Co. Ltd.	183,000	893,547
NWS Holdings Ltd.	191,000	148,052
PCCW Ltd.	573,000	323,031
Power Assets Holdings Ltd.	175,500	977,371
Sino Land Co. Ltd.	396,000	479,828
Sun Hung Kai Properties Ltd.	189,500	2,304,661
Swire Pacific Ltd., Class A	63,500	312,684
Swire Pacific Ltd., Class B	112,500	99,640
Swire Properties Ltd.	134,200	310,135
Techtronic Industries Co. Ltd.	219,500	2,295,759
WH Group Ltd.(a)	1,208,500	1,075,756
Wharf Holdings Ltd. (The)	195,000	331,290
Wharf Real Estate Investment Co. Ltd.	221,000	781,645

		48,803,037

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Ireland — 0.6%
CRH plc	101,421	3,692,589
Flutter Entertainment plc	17,988	2,725,503
Kerry Group plc, Class A	19,363	2,564,561
Kingspan Group plc	19,537	1,401,584
Smurfit Kappa Group plc	30,266	1,022,479

		11,406,716

Israel — 0.4%
Azrieli Group Ltd.	4,775	232,248
Bank Hapoalim BM	143,159	863,813
Bank Leumi Le-Israel BM	188,899	957,601
Bezeq The Israeli Telecommunication Corp. Ltd.*	257,850	257,287
Elbit Systems Ltd.	3,173	448,393
ICL Group Ltd.	87,096	271,863
Israel Discount Bank Ltd., Class A	147,261	452,770
Mizrahi Tefahot Bank Ltd.	16,808	352,294
Nice Ltd.*	7,974	1,637,753
Teva Pharmaceutical Industries Ltd.*	139,525	1,612,867

		7,086,889

Italy — 2.2%
A2A SpA	197,494	283,769
Amplifon SpA*	10,505	359,627
Assicurazioni Generali SpA	157,451	2,364,237
Atlantia SpA*	60,234	965,018
Banca Mediolanum SpA	31,897	237,657
Banco BPM SpA	191,191	288,931
Buzzi Unicem SpA	5,157	66,395
Buzzi Unicem SpA	8,786	199,897
Davide Campari-Milano NV	52,716	532,187
DiaSorin SpA	1,909	376,552
Enel SpA	988,669	9,056,727
Eni SpA	325,832	2,902,450
Ferrari NV	16,426	2,937,209
FinecoBank Banca Fineco SpA*	63,030	918,836
Freni Brembo SpA*	19,673	178,185
Hera SpA	99,702	383,262
Infrastrutture Wireless Italiane SpA(a)	35,718	360,420
Intesa Sanpaolo SpA*	2,018,055	4,113,492
Leonardo SpA	51,188	328,691
Mediaset SpA*(b)	44,694	79,614
Mediobanca Banca di Credito Finanziario SpA	88,241	712,640
Moncler SpA*	23,875	923,052
Nexi SpA*(a)	32,160	577,749
Pirelli & C SpA*(a)	54,626	216,336
Poste Italiane SpA(a)	57,873	531,765
Prysmian SpA	33,998	869,387
Recordati SpA	12,988	697,588
Saipem SpA	72,771	155,846
Salvatore Ferragamo SpA*	8,213	110,577
Snam SpA	278,283	1,481,427
Telecom Italia SpA	1,362,594	552,607
Telecom Italia SpA	760,753	305,809
Terna Rete Elettrica Nazionale SpA	179,395	1,338,781
UniCredit SpA*	270,614	2,483,678
Unione di Banche Italiane SpA*	124,135	528,392
UnipolSai Assicurazioni SpA(b)	74,872	192,286

		38,611,076

Japan — 26.3%
ABC-Mart, Inc.	4,000	210,742
Acom Co. Ltd.	57,300	202,411
Advance Residence Investment Corp., REIT	178	578,017
Advantest Corp.	25,400	1,386,817
Aeon Co. Ltd.	111,800	2,643,351
AEON Financial Service Co. Ltd.	14,000	105,711
Aeon Mall Co. Ltd.	13,300	158,440
AGC, Inc.	28,800	809,594
Air Water, Inc.	27,700	359,147
Aisin Seiki Co. Ltd.	23,300	672,934
Ajinomoto Co., Inc.	70,500	1,273,203
Alfresa Holdings Corp.	26,800	548,793
Alps Alpine Co. Ltd.	27,800	350,449
Amada Co. Ltd.	45,800	307,796
ANA Holdings, Inc.*	14,900	308,495
Aozora Bank Ltd.	15,300	244,752
Asahi Group Holdings Ltd.	58,800	1,916,638
Asahi Intecc Co. Ltd.	33,500	934,690
Asahi Kasei Corp.	178,300	1,282,534
Asics Corp.	24,200	269,982
Astellas Pharma, Inc.	226,600	3,534,499
Bandai Namco Holdings, Inc.	28,100	1,551,748
Bank of Kyoto Ltd. (The)	9,500	348,538
Benesse Holdings, Inc.	10,800	281,665
Bridgestone Corp.	79,400	2,338,771
Brother Industries Ltd.	33,700	524,514
Calbee, Inc.	14,600	463,949
Canon Marketing Japan, Inc.	6,900	130,181
Canon, Inc.	138,200	2,223,987
Casio Computer Co. Ltd.	30,100	481,071
Central Japan Railway Co.	26,200	3,178,308
Chiba Bank Ltd. (The)	95,500	437,566
Chubu Electric Power Co., Inc.	92,300	1,097,547
Chugai Pharmaceutical Co. Ltd.	81,600	3,684,178
Chugoku Bank Ltd. (The)	24,800	213,604
Chugoku Electric Power Co., Inc. (The)	41,500	506,425
Coca-Cola Bottlers Japan Holdings, Inc.	19,800	295,403
Concordia Financial Group Ltd.	152,800	453,077
Cosmos Pharmaceutical Corp.	2,800	514,528
Credit Saison Co. Ltd.	20,800	194,746
CyberAgent, Inc.	13,100	741,018
Dai Nippon Printing Co. Ltd.	38,200	829,926
Daicel Corp.	38,200	255,463
Daifuku Co. Ltd.	16,300	1,485,356
Dai-ichi Life Holdings, Inc.	152,800	1,802,489
Daiichi Sankyo Co. Ltd.	78,000	6,901,953
Daikin Industries Ltd.	37,600	6,615,588
Daito Trust Construction Co. Ltd.	8,800	690,116
Daiwa House Industry Co. Ltd.	85,100	1,877,921
Daiwa House REIT Investment Corp., REIT	251	652,632
Daiwa Securities Group, Inc.	200,000	888,048
DeNA Co. Ltd.	10,900	122,961

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Denso Corp.	66,300	2,452,609
Dentsu Group, Inc.	32,000	713,926
DIC Corp.	10,900	262,414
Disco Corp.	3,700	896,644
East Japan Railway Co.	48,100	2,772,708
Eisai Co. Ltd.	38,000	3,066,850
Electric Power Development Co. Ltd.	22,200	302,843
ENEOS Holdings, Inc.	413,900	1,451,386
Ezaki Glico Co. Ltd.	7,300	338,220
FamilyMart Co. Ltd.	32,600	731,799
FANUC Corp.	24,600	4,150,589
Fast Retailing Co. Ltd.	8,300	4,413,956
Fuji Electric Co. Ltd.	19,100	520,643
Fuji Media Holdings, Inc.	6,300	55,496
FUJIFILM Holdings Corp.	52,900	2,365,824
Fujitsu Ltd.	24,200	3,240,263
Fukuoka Financial Group, Inc.	24,300	353,409
GLP J-REIT, REIT	494	823,957
GMO Payment Gateway, Inc.	5,400	566,111
Hachijuni Bank Ltd. (The)	65,200	242,220
Hakuhodo DY Holdings, Inc.	38,200	419,351
Hamamatsu Photonics KK	18,800	817,108
Hankyu Hanshin Holdings, Inc.	32,700	936,531
Harmonic Drive Systems, Inc.	5,300	296,921
Haseko Corp.	34,400	406,436
Hikari Tsushin, Inc.	2,600	563,682
Hino Motors Ltd.	38,200	220,273
Hirose Electric Co. Ltd.	4,200	440,508
Hisamitsu Pharmaceutical Co., Inc.	11,200	492,192
Hitachi Capital Corp.	6,300	151,547
Hitachi Construction Machinery Co. Ltd.	13,700	396,999
Hitachi Ltd.	123,600	3,702,320
Hitachi Metals Ltd.	25,600	334,162
Honda Motor Co. Ltd.	231,900	5,653,691
Hoshizaki Corp.	7,000	533,613
Hoya Corp.	47,800	4,714,012
Hulic Co. Ltd.	63,700	547,544
Ibiden Co. Ltd.	17,200	465,900
Idemitsu Kosan Co. Ltd.	31,900	664,498
IHI Corp.	19,800	246,823
Iida Group Holdings Co. Ltd.	22,900	354,443
Inpex Corp.	138,400	789,989
Isetan Mitsukoshi Holdings Ltd.	50,900	232,257
Isuzu Motors Ltd.	79,200	645,995
ITOCHU Corp.	203,200	4,455,429
Itochu Techno-Solutions Corp.	12,500	507,687
Iyo Bank Ltd. (The)	41,400	244,934
Izumi Co. Ltd.	5,800	223,619
J Front Retailing Co. Ltd.	34,800	201,240
Japan Airlines Co. Ltd.	14,400	233,097
Japan Airport Terminal Co. Ltd.	9,300	319,316
Japan Exchange Group, Inc.	68,900	1,636,095
Japan Post Holdings Co. Ltd.	191,000	1,304,491
Japan Prime Realty Investment Corp., REIT	125	328,509
Japan Real Estate Investment Corp., REIT	178	908,218
Japan Retail Fund Investment Corp., REIT	337	405,207
Japan Tobacco, Inc.	143,100	2,445,931
JFE Holdings, Inc.	74,100	486,384
JGC Holdings Corp.	33,300	336,931
JSR Corp.	25,300	551,675
JTEKT Corp.	31,900	212,302
Kajima Corp.	64,100	704,141
Kakaku.com, Inc.	16,800	405,619
Kamigumi Co. Ltd.	15,100	275,586
Kaneka Corp.	8,700	205,589
Kansai Electric Power Co., Inc. (The)	105,500	1,003,541
Kansai Paint Co. Ltd.	33,300	638,195
Kao Corp.	61,600	4,468,713
Kawasaki Heavy Industries Ltd.	21,300	290,461
KDDI Corp.	200,400	6,372,208
Keihan Holdings Co. Ltd.	13,900	566,644
Keikyu Corp.	35,400	462,198
Keio Corp.	15,800	788,956
Keisei Electric Railway Co. Ltd.	22,000	537,904
Kewpie Corp.	15,500	275,894
Keyence Corp.	23,800	10,036,152
Kikkoman Corp.	24,700	1,159,219
Kinden Corp.	19,100	296,071
Kintetsu Group Holdings Co. Ltd.	24,300	946,780
Kirin Holdings Co. Ltd.	117,000	2,254,436
Kobayashi Pharmaceutical Co. Ltd.	7,100	631,022
Kobe Bussan Co. Ltd.	7,200	446,858
Koito Manufacturing Co. Ltd.	16,600	649,999
Komatsu Ltd.	124,300	2,442,111
Konami Holdings Corp.	13,200	403,379
Konica Minolta, Inc.	64,200	170,057
Kose Corp.	4,300	435,530
K’s Holdings Corp.	26,600	341,489
Kubota Corp.	148,700	2,117,484
Kuraray Co. Ltd.	45,200	442,580
Kurita Water Industries Ltd.	13,900	373,852
Kyocera Corp.	44,800	2,494,926
Kyowa Kirin Co. Ltd.	32,700	807,595
Kyushu Electric Power Co., Inc.	60,600	508,942
Kyushu Financial Group, Inc.	57,300	234,182
Kyushu Railway Co.	20,100	397,073
Lawson, Inc.	6,300	313,720
LINE Corp.*	7,100	375,705
Lion Corp.	38,100	990,315
LIXIL Group Corp.	37,300	497,875
M3, Inc.	54,800	2,814,121
Mabuchi Motor Co. Ltd.	7,600	228,135
Makita Corp.	35,900	1,379,586
Marubeni Corp.	222,800	1,025,753
Marui Group Co. Ltd.	28,300	411,502
Maruichi Steel Tube Ltd.	10,200	241,532
Matsui Securities Co. Ltd.	14,400	117,887
Matsumotokiyoshi Holdings Co. Ltd.	12,000	400,876
Mazda Motor Corp.	76,400	440,734
McDonald’s Holdings Co. Japan Ltd.	8,500	406,796
Mebuki Financial Group, Inc.	133,700	297,425

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Medipal Holdings Corp.	28,200	516,444
MEIJI Holdings Co. Ltd.	18,600	1,460,555
Mercari, Inc.*	12,400	525,374
MINEBEA MITSUMI, Inc.	54,800	898,685
MISUMI Group, Inc.	36,400	861,266
Mitsubishi Chemical Holdings Corp.	181,100	973,019
Mitsubishi Corp.	190,300	3,834,506
Mitsubishi Electric Corp.	274,800	3,587,259
Mitsubishi Estate Co. Ltd.	178,000	2,557,022
Mitsubishi Gas Chemical Co., Inc.	26,400	419,320
Mitsubishi Heavy Industries Ltd.	43,100	1,002,661
Mitsubishi Logistics Corp.	10,900	294,392
Mitsubishi Materials Corp.	16,900	345,511
Mitsubishi Motors Corp.	88,000	173,404
Mitsubishi UFJ Financial Group, Inc.	1,652,300	6,191,697
Mitsubishi UFJ Lease & Finance Co. Ltd.	69,100	293,321
Mitsui & Co. Ltd.	219,600	3,283,042
Mitsui Chemicals, Inc.	24,700	470,079
Mitsui Fudosan Co. Ltd.	125,700	1,965,191
Mitsui OSK Lines Ltd.	15,600	256,753
Mizuho Financial Group, Inc.	3,252,100	3,964,465
MonotaRO Co. Ltd.	17,700	752,763
MS&AD Insurance Group Holdings, Inc.	62,900	1,580,553
Murata Manufacturing Co. Ltd.	82,000	5,266,917
Nabtesco Corp.	16,100	489,822
Nagoya Railroad Co. Ltd.	25,000	632,652
Nankai Electric Railway Co. Ltd.	14,700	289,267
NEC Corp.	33,500	1,876,857
Nexon Co. Ltd.	58,800	1,510,679
NGK Insulators Ltd.	35,200	437,463
NGK Spark Plug Co. Ltd.	21,900	294,522
NH Foods Ltd.	13,400	588,955
Nidec Corp.	70,500	5,600,312
Nihon M&A Center, Inc.	18,100	881,344
Nikon Corp.	48,100	336,288
Nintendo Co. Ltd.	15,300	6,729,098
Nippon Building Fund, Inc., REIT	181	1,011,948
Nippon Express Co. Ltd.	11,400	541,946
Nippon Paint Holdings Co. Ltd.	25,200	1,723,207
Nippon Prologis REIT, Inc., REIT	318	1,097,734
Nippon Shinyaku Co. Ltd.	7,800	603,443
Nippon Shokubai Co. Ltd.	4,500	223,676
Nippon Steel Corp.	121,500	996,224
Nippon Telegraph & Telephone Corp.	165,100	3,832,212
Nippon Television Holdings, Inc.	6,300	68,169
Nippon Yusen KK	21,700	282,360
Nissan Chemical Corp.	18,700	990,378
Nissan Motor Co. Ltd.	308,100	1,053,876
Nisshin Seifun Group, Inc.	33,700	516,215
Nissin Foods Holdings Co. Ltd.	11,100	1,002,673
Nitori Holdings Co. Ltd.	11,100	2,430,193
Nitto Denko Corp.	20,300	1,150,613
NOK Corp.	15,600	169,934
Nomura Holdings, Inc.	424,900	1,999,653
Nomura Real Estate Holdings, Inc.	15,700	259,565
Nomura Real Estate Master Fund, Inc., REIT	603	747,820
Nomura Research Institute Ltd.	50,200	1,324,950
NSK Ltd.	62,000	417,362
NTT Data Corp.	82,400	936,826
NTT DOCOMO, Inc.	149,000	4,102,137
Obayashi Corp.	92,500	825,876
Obic Co. Ltd.	8,600	1,542,234
Odakyu Electric Railway Co. Ltd.	43,300	906,134
Oji Holdings Corp.	130,000	545,561
Olympus Corp.	167,000	3,003,741
Omron Corp.	26,200	1,887,181
Ono Pharmaceutical Co. Ltd.	64,100	1,801,684
Oracle Corp.	4,200	505,942
Orient Corp.	76,400	73,648
Oriental Land Co. Ltd.	28,600	3,450,381
ORIX Corp.	169,700	1,835,326
Orix JREIT, Inc., REIT	354	456,687
Osaka Gas Co. Ltd.	53,500	991,981
Otsuka Corp.	14,300	745,591
Otsuka Holdings Co. Ltd.	71,600	2,969,505
Pan Pacific International Holdings Corp.	77,100	1,747,473
Panasonic Corp.	298,700	2,587,153
Park24 Co. Ltd.	14,600	194,514
PeptiDream, Inc.*	12,800	515,664
Persol Holdings Co. Ltd.	24,100	304,680
Pigeon Corp.	15,700	610,386
Pola Orbis Holdings, Inc.	11,100	184,552
Rakuten, Inc.	104,400	959,365
Recruit Holdings Co. Ltd.	204,400	6,376,431
Renesas Electronics Corp.*	133,700	735,412
Resona Holdings, Inc.	282,900	927,424
Ricoh Co. Ltd.	95,500	614,997
Rinnai Corp.	5,000	409,819
Rohm Co. Ltd.	12,300	789,829
Ryohin Keikaku Co. Ltd.	33,900	408,604
Sankyo Co. Ltd.	6,300	157,597
Santen Pharmaceutical Co. Ltd.	51,400	867,245
SBI Holdings, Inc.	28,500	600,122
SCSK Corp.	6,300	320,647
Secom Co. Ltd.	27,200	2,352,230
Sega Sammy Holdings, Inc.	22,700	255,911
Seibu Holdings, Inc.	35,300	315,491
Seiko Epson Corp.	40,900	433,909
Sekisui Chemical Co. Ltd.	58,300	793,595
Sekisui House Ltd.	82,200	1,501,281
Seria Co. Ltd.	5,800	232,063
Seven & i Holdings Co. Ltd.	102,000	3,082,392
Seven Bank Ltd.	93,700	229,849
SG Holdings Co. Ltd.	31,400	1,152,337
Sharp Corp.	26,400	260,565
Shikoku Electric Power Co., Inc.	26,300	176,970
Shimadzu Corp.	35,400	903,383
Shimamura Co. Ltd.	3,200	222,524
Shimano, Inc.	11,200	2,431,944
Shimizu Corp.	93,000	666,682
Shin-Etsu Chemical Co. Ltd.	49,400	5,781,715
Shinsei Bank Ltd.	25,300	285,821

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Shionogi & Co. Ltd.	36,800	2,189,268
Shiseido Co. Ltd.	51,400	2,863,812
Shizuoka Bank Ltd. (The)	72,500	470,833
Showa Denko KK	19,100	395,984
SMC Corp.	8,700	4,572,279
Softbank Corp.	208,500	2,791,024
SoftBank Group Corp.	211,400	13,333,650
Sohgo Security Services Co. Ltd.	11,400	537,796
Sojitz Corp.	144,500	303,113
Sompo Holdings, Inc.	47,500	1,565,324
Sony Corp.	161,200	12,524,441
Square Enix Holdings Co. Ltd.	11,500	617,892
Stanley Electric Co. Ltd.	19,600	469,514
Subaru Corp.	81,600	1,541,211
SUMCO Corp.	32,600	505,790
Sumitomo Chemical Co. Ltd.	210,100	606,268
Sumitomo Corp.	160,000	1,777,556
Sumitomo Dainippon Pharma Co. Ltd.	21,800	272,265
Sumitomo Electric Industries Ltd.	101,500	1,134,021
Sumitomo Heavy Industries Ltd.	15,800	307,864
Sumitomo Metal Mining Co. Ltd.	35,100	1,055,091
Sumitomo Mitsui Financial Group, Inc.	175,800	4,684,445
Sumitomo Mitsui Trust Holdings, Inc.	47,800	1,227,222
Sumitomo Realty & Development Co. Ltd.	60,900	1,553,073
Sumitomo Rubber Industries Ltd.	23,800	198,002
Sundrug Co. Ltd.	8,700	296,069
Suntory Beverage & Food Ltd.	16,300	615,264
Suzuken Co. Ltd.	10,700	380,622
Suzuki Motor Corp.	59,100	1,939,273
Sysmex Corp.	21,100	1,622,519
T&D Holdings, Inc.	76,400	628,886
Taiheiyo Cement Corp.	16,400	355,928
Taisei Corp.	28,500	978,971
Taisho Pharmaceutical Holdings Co. Ltd.	7,000	397,731
Taiyo Nippon Sanso Corp.	26,900	424,307
Takeda Pharmaceutical Co. Ltd.	202,200	7,333,149
TDK Corp.	16,700	1,859,327
Teijin Ltd.	25,200	363,932
Terumo Corp.	89,700	3,393,448
THK Co. Ltd.	15,900	374,608
TIS, Inc.	30,600	655,317
Tobu Railway Co. Ltd.	26,600	744,903
Toho Co. Ltd.	18,000	535,062
Toho Gas Co. Ltd.	12,900	562,946
Tohoku Electric Power Co., Inc.	64,200	606,701
Tokio Marine Holdings, Inc.	90,100	3,804,469
Tokyo Broadcasting System Holdings, Inc.	4,400	66,441
Tokyo Century Corp.	6,900	388,092
Tokyo Electric Power Co. Holdings, Inc.*	102,700	273,925
Tokyo Electron Ltd.	20,100	5,562,018
Tokyo Gas Co. Ltd.	50,100	1,063,729
Tokyo Tatemono Co. Ltd.	26,500	283,232
Tokyu Corp.	72,900	811,303
Tokyu Fudosan Holdings Corp.	76,400	291,966
Toppan Printing Co. Ltd.	44,600	668,617
Toray Industries, Inc.	210,100	909,431
Toshiba Corp.	54,900	1,678,906
Tosoh Corp.	41,500	557,019
TOTO Ltd.	20,400	769,523
Toyo Seikan Group Holdings Ltd.	21,000	230,023
Toyo Suisan Kaisha Ltd.	13,300	808,577
Toyoda Gosei Co. Ltd.	9,500	186,281
Toyota Boshoku Corp.	11,300	132,192
Toyota Industries Corp.	26,100	1,325,964
Toyota Motor Corp.	334,000	19,827,561
Toyota Tsusho Corp.	30,600	776,121
Trend Micro, Inc.	15,800	926,653
Tsumura & Co.	8,900	221,790
Tsuruha Holdings, Inc.	4,600	637,862
Ube Industries Ltd.	13,100	213,951
Unicharm Corp.	56,500	2,555,655
United Urban Investment Corp., REIT	399	388,015
USS Co. Ltd.	27,800	412,161
Welcia Holdings Co. Ltd.	6,600	604,790
West Japan Railway Co.	24,300	1,049,395
Workman Co. Ltd.	2,900	273,971
Yakult Honsha Co. Ltd.	20,500	1,171,681
Yamada Denki Co. Ltd.	91,700	397,849
Yamaha Corp.	21,500	991,294
Yamaha Motor Co. Ltd.	40,300	587,657
Yamato Holdings Co. Ltd.	52,800	1,361,481
Yamazaki Baking Co. Ltd.	23,000	385,945
Yaskawa Electric Corp.	34,300	1,140,385
Yokogawa Electric Corp.	30,900	474,628
Yokohama Rubber Co. Ltd. (The)	17,200	220,008
Z Holdings Corp.	339,800	1,806,967
ZOZO, Inc.	25,000	676,260

		471,996,456

Jordan — 0.0%(c)
Hikma Pharmaceuticals plc	20,677	579,389

Luxembourg — 0.1%
ArcelorMittal SA*	91,300	1,010,854
Eurofins Scientific SE*	1,586	1,038,079
RTL Group SA	4,957	163,555
Tenaris SA(b)	59,401	350,084

		2,562,572

Macau — 0.2%
Galaxy Entertainment Group Ltd.	335,000	2,284,613
MGM China Holdings Ltd.	106,000	132,095
Sands China Ltd.	310,800	1,185,023
SJM Holdings Ltd.	273,000	308,043
Wynn Macau Ltd.	185,200	324,807

		4,234,581

Mexico — 0.0%(c)
Fresnillo plc	22,538	366,026

Netherlands — 4.1%
Adyen NV*(a)	3,129	5,222,787

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Aegon NV	177,057	518,846
Akzo Nobel NV	24,713	2,328,569
Altice Europe NV*	30,591	145,040
Argenx SE*	6,018	1,388,663
ASML Holding NV	54,517	19,382,846
EXOR NV	12,415	697,199
GrandVision NV(a)	7,640	219,142
HAL Trust	10,942	1,443,582
Heineken Holding NV	12,914	1,115,804
Heineken NV	30,178	2,923,482
ING Groep NV	499,066	3,479,929
Koninklijke Ahold Delhaize NV	140,982	4,060,402
Koninklijke DSM NV	23,239	3,557,097
Koninklijke KPN NV(b)	452,176	1,191,215
Koninklijke Philips NV*	117,193	6,055,465
Koninklijke Vopak NV	8,402	458,732
NN Group NV	34,870	1,276,315
Randstad NV*	15,933	767,451
Royal Dutch Shell plc, Class A	525,293	7,677,462
Royal Dutch Shell plc, Class B	474,446	6,659,543
Wolters Kluwer NV	34,968	2,754,001

		73,323,572

New Zealand — 0.4%
a2 Milk Co. Ltd.*	94,758	1,320,436
Auckland International Airport Ltd.	152,773	651,247
Contact Energy Ltd.	90,534	352,189
Fisher & Paykel Healthcare Corp. Ltd.	73,598	1,762,997
Fletcher Building Ltd.	104,477	234,850
Mercury NZ Ltd.	79,265	246,430
Meridian Energy Ltd.	158,530	514,712
Ryman Healthcare Ltd.	52,143	462,821
Spark New Zealand Ltd.	235,293	771,087

		6,316,769

Norway — 0.7%
Aker ASA, Class A	3,247	138,306
Aker BP ASA	13,752	261,866
DNB ASA	115,372	1,772,039
Equinor ASA	141,116	2,115,773
Gjensidige Forsikring ASA*	24,066	494,746
Kongsberg Gruppen ASA	11,460	173,908
Leroy Seafood Group ASA	35,526	205,961
Mowi ASA	57,503	1,044,320
Norsk Hydro ASA*	172,664	487,729
Orkla ASA	103,895	1,021,894
Salmar ASA*	6,876	327,030
Schibsted ASA, Class A*	10,314	374,177
Schibsted ASA, Class B*	13,179	431,097
Storebrand ASA*	59,401	325,064
Telenor ASA	83,137	1,285,198
TGS NOPEC Geophysical Co. ASA	14,707	218,921
Yara International ASA	22,347	942,683

		11,620,712

Portugal — 0.2%
Banco Comercial Portugues SA, Class R*(b)	1,011,154	116,611
EDP — Energias de Portugal SA	354,893	1,783,725
Galp Energia SGPS SA	57,491	601,977
Jeronimo Martins SGPS SA	31,324	525,187
Navigator Co. SA (The)*	28,268	70,139
NOS SGPS SA	31,515	139,274

		3,236,913

Russia — 0.1%
Evraz plc	68,187	252,493
Polymetal International plc	26,551	656,770

		909,263

Singapore — 1.1%
Ascendas, REIT	383,800	993,453
CapitaLand Commercial Trust, REIT	362,900	427,937
CapitaLand Ltd.	322,700	651,286
CapitaLand Mall Trust, REIT	362,900	501,572
City Developments Ltd.	78,900	472,502
ComfortDelGro Corp. Ltd.	277,000	275,593
DBS Group Holdings Ltd.	229,300	3,312,389
Frasers Property Ltd.	48,900	41,369
Genting Singapore Ltd.	725,800	389,359
Great Eastern Holdings Ltd.	7,200	101,423
Jardine Cycle & Carriage Ltd.	12,900	189,148
Keppel, REIT	246,600	198,458
Keppel Corp. Ltd.	185,900	732,056
Mapletree Commercial Trust, REIT	275,000	370,293
Mapletree North Asia Commercial Trust, REIT(a)	267,400	167,781
Olam International Ltd.	95,500	92,991
Oversea-Chinese Banking Corp. Ltd.	501,800	3,143,157
SATS Ltd.	85,300	170,978
Sembcorp Industries Ltd.	116,500	147,073
Singapore Airlines Ltd.	167,150	416,966
Singapore Exchange Ltd.	105,200	627,552
Singapore Press Holdings Ltd.	204,700	159,590
Singapore Technologies Engineering Ltd.	199,400	476,943
Singapore Telecommunications Ltd.	1,050,500	1,906,525
Suntec, REIT	298,000	292,405
United Overseas Bank Ltd.	179,000	2,520,233
UOL Group Ltd.	69,300	335,681
Venture Corp. Ltd.	34,400	449,244

		19,563,957

South Africa — 0.2%
Anglo American plc	174,574	4,226,102

Spain — 2.3%
Acciona SA	2,674	296,852
ACS Actividades de Construccion y Servicios SA	34,762	806,357
Aena SME SA*(a)	9,358	1,220,144
Amadeus IT Group SA	57,700	2,881,265
Banco Bilbao Vizcaya Argentaria SA	853,962	2,658,999
Banco Santander SA	2,128,479	4,564,464
Bankia SA	147,643	188,116
CaixaBank SA	459,670	988,772
Cellnex Telecom SA(a)	34,548	2,174,257
EDP Renovaveis SA	18,718	306,038
Enagas SA	31,879	804,286
Endesa SA	40,682	1,160,531

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Ferrovial SA	61,557	1,507,345
Grifols SA	37,659	1,097,212
Grifols SA (Preference), Class B	33,256	634,020
Iberdrola SA	776,992	10,042,843
Industria de Diseno Textil SA	135,726	3,596,452
Mapfre SA	124,150	224,812
Naturgy Energy Group SA	42,854	797,427
Red Electrica Corp. SA	55,440	1,080,792
Repsol SA	185,461	1,462,495
Siemens Gamesa Renewable Energy SA	28,459	671,497
Telefonica SA	585,216	2,450,893

		41,615,869

Sweden — 3.4%
Alfa Laval AB*	38,009	900,366
Assa Abloy AB, Class B	127,024	2,804,207
Atlas Copco AB, Class A	82,781	3,674,771
Atlas Copco AB, Class B	49,982	1,934,437
Axfood AB	13,180	296,592
Boliden AB	35,029	956,579
Castellum AB	32,891	707,371
Electrolux AB, Series B	32,088	603,051
Elekta AB, Class B(b)	46,031	474,376
Epiroc AB, Class A	80,188	1,121,199
Epiroc AB, Class B	49,469	673,540
EQT AB	45,159	1,067,592
Essity AB, Class A*	4,011	132,120
Essity AB, Class B*	77,586	2,559,905
Evolution Gaming Group AB(a)	15,820	1,073,559
Fabege AB	35,164	450,983
Fastighets AB Balder, Class B*	12,224	506,243
Getinge AB, Class B	27,998	676,280
Hennes & Mauritz AB, Class B	99,154	1,545,551
Hexagon AB, Class B*	35,874	2,346,068
Hexpol AB*	32,852	218,584
Holmen AB, Class B*	12,735	438,902
Husqvarna AB, Class A	3,312	31,449
Husqvarna AB, Class B	51,761	495,352
ICA Gruppen AB	11,851	582,159
Industrivarden AB, Class A*	20,637	513,106
Industrivarden AB, Class C*	21,393	527,711
Intrum AB	9,359	224,382
Investment AB Latour, Class B(b)	15,853	325,414
Investor AB, Class A	16,617	979,098
Investor AB, Class B	58,337	3,461,405
Kinnevik AB, Class B	30,983	1,090,616
L E Lundbergforetagen AB, Class B*(b)	8,178	384,148
Lundin Energy AB	23,875	556,899
NCC AB, Class B	10,696	185,763
Nibe Industrier AB, Class B*	46,727	1,124,302
Saab AB, Class B*(b)	10,505	339,404
Sandvik AB*	141,501	2,644,447
Securitas AB, Class B*	40,301	600,907
Skandinaviska Enskilda Banken AB, Class A*	205,677	1,989,943
Skanska AB, Class B*	46,109	930,767
SKF AB, Class A	2,292	42,602
SKF AB, Class B	47,559	880,452
SSAB AB, Class A*	29,796	88,022
SSAB AB, Class B*	80,858	229,891
Svenska Cellulosa AB SCA, Class A*	4,011	48,921
Svenska Cellulosa AB SCA, Class B*	77,586	942,268
Svenska Handelsbanken AB, Class A*	194,233	1,831,709
Svenska Handelsbanken AB, Class B*	4,394	45,994
Swedbank AB, Class A*	118,888	1,930,534
Swedish Match AB	20,776	1,600,765
Swedish Orphan Biovitrum AB*	24,390	512,546
Tele2 AB, Class B	63,958	907,391
Telefonaktiebolaget LM Ericsson, Class A	7,831	99,047
Telefonaktiebolaget LM Ericsson, Class B	335,220	3,900,309
Telia Co. AB	324,759	1,265,499
Trelleborg AB, Class B*	30,942	480,548
Volvo AB, Class A*	30,369	524,242
Volvo AB, Class B*	210,130	3,631,422

		61,111,710

Switzerland — 10.2%
ABB Ltd. (Registered)	247,153	6,206,845
Adecco Group AG (Registered)	20,918	988,456
Alcon, Inc.*	62,595	3,783,198
Baloise Holding AG (Registered)	6,252	953,898
Barry Callebaut AG (Registered)	285	593,461
Chocoladefabriken Lindt & Spruengli AG	141	1,091,600
Chocoladefabriken Lindt & Spruengli AG (Registered)	13	1,114,610
Cie Financiere Richemont SA (Registered)	66,858	4,150,619
Coca-Cola HBC AG	24,772	644,909
Credit Suisse Group AG (Registered)	311,008	3,316,675
EMS-Chemie Holding AG (Registered)	900	777,213
Geberit AG (Registered)	4,745	2,618,845
Givaudan SA (Registered)	1,015	4,203,848
Julius Baer Group Ltd.	28,665	1,258,391
Kuehne + Nagel International AG (Registered)*	6,457	1,113,102
LafargeHolcim Ltd. (Registered)*	62,321	2,948,435
Lonza Group AG (Registered)	9,550	5,971,954
Mediclinic International plc	60,165	210,531
Nestle SA (Registered)	381,173	45,329,764
Novartis AG (Registered)	315,983	26,026,661
Partners Group Holding AG	2,391	2,316,179
Roche Holding AG	89,985	31,166,895
Roche Holding AG	3,482	1,200,189
Schindler Holding AG	5,213	1,325,068
Schindler Holding AG (Registered)	2,483	621,382
SGS SA (Registered)	662	1,733,683
Sika AG (Registered)	18,159	3,990,115
Sonova Holding AG (Registered)*	6,971	1,576,172
STMicroelectronics NV	83,945	2,358,615

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
Straumann Holding AG (Registered)	1,447	1,433,400
Swatch Group AG (The)	3,704	776,534
Swatch Group AG (The) (Registered)	7,486	298,595
Swiss Life Holding AG (Registered)*	4,300	1,571,399
Swiss Re AG	37,319	2,944,811
Swisscom AG (Registered)	3,245	1,724,930
Temenos AG (Registered)	8,394	1,240,485
UBS Group AG (Registered)	490,655	5,780,300
Vifor Pharma AG	5,539	781,815
Zurich Insurance Group AG	19,281	7,130,171

		183,273,753

United Arab Emirates — 0.0%
NMC Health plc*‡	300	—

United Kingdom — 12.5%
3i Group plc	124,395	1,431,847
Admiral Group plc	32,347	1,008,733
Ashtead Group plc	58,177	1,852,575
ASOS plc*	8,686	379,957
Associated British Foods plc	45,267	1,036,805
AstraZeneca plc	168,017	18,562,466
Auto Trader Group plc(a)	124,114	867,001
AVEVA Group plc	8,258	445,671
Aviva plc	504,194	1,733,951
Babcock International Group plc	63,415	238,902
BAE Systems plc	408,731	2,619,519
Barclays plc	2,087,397	2,706,305
Barratt Developments plc	130,380	866,071
Berkeley Group Holdings plc	16,479	956,126
BP plc	2,591,282	9,384,349
British American Tobacco plc	293,237	9,690,992
British Land Co. plc (The), REIT	118,993	567,848
BT Group plc	1,123,525	1,443,675
Bunzl plc	42,985	1,231,350
Burberry Group plc	51,570	840,270
Centrica plc	735,732	463,892
CK Hutchison Holdings Ltd.	347,000	2,265,841
CNH Industrial NV*	127,262	864,730
Coca-Cola European Partners plc	26,931	1,108,749
Compass Group plc	228,676	3,146,401
ConvaTec Group plc(a)	202,422	537,970
Croda International plc	16,892	1,260,723
DCC plc	12,988	1,154,901
Derwent London plc, REIT	13,561	510,200
Diageo plc	299,867	10,972,330
Direct Line Insurance Group plc	173,237	670,373
DS Smith plc	175,171	592,361
easyJet plc	33,807	217,435
Experian plc	116,510	4,069,708
Fiat Chrysler Automobiles NV*	140,923	1,432,678
G4S plc	195,584	363,345
GlaxoSmithKline plc	639,371	12,736,472
GVC Holdings plc	74,058	640,935
Halma plc	48,397	1,374,660
Hargreaves Lansdown plc	34,762	788,915
Hiscox Ltd.	45,317	462,413
HSBC Holdings plc	2,643,329	11,902,445
Imperial Brands plc	121,476	2,023,888
Informa plc	192,392	912,244
InterContinental Hotels Group plc	24,044	1,107,494
Intertek Group plc	20,595	1,448,428
ITV plc	457,445	337,328
J Sainsbury plc	217,742	530,711
JD Sports Fashion plc	51,952	410,700
Johnson Matthey plc	25,212	736,208
Kingfisher plc	272,978	862,635
Land Securities Group plc, REIT	94,927	714,971
Legal & General Group plc	756,670	2,094,675
Lloyds Banking Group plc	8,987,881	3,062,265
London Stock Exchange Group plc	40,379	4,460,221
M&G plc	331,200	693,184
Marks & Spencer Group plc	246,199	303,213
Meggitt plc	97,411	340,346
Melrose Industries plc	622,255	687,107
Micro Focus International plc	45,458	163,652
Mondi plc	62,193	1,101,606
National Grid plc	480,683	5,639,318
Natwest Group plc	588,491	810,479
Next plc	16,999	1,199,823
Ocado Group plc*	75,148	2,013,204
Pearson plc	96,372	662,192
Persimmon plc	40,677	1,269,945
Phoenix Group Holdings plc	66,468	570,781
Prudential plc	331,200	4,733,101
Reckitt Benckiser Group plc	94,337	9,459,136
RELX plc	253,780	5,342,622
Rentokil Initial plc	235,328	1,641,731
Rightmove plc	113,645	820,158
Rolls-Royce Holdings plc*	247,326	741,943
Royal Mail plc	125,869	263,213
RSA Insurance Group plc	129,498	722,786
Sage Group plc (The)	143,430	1,361,133
Schroders plc	16,617	641,764
Schroders plc (Non-Voting)	6,112	163,785
Segro plc, REIT	152,535	1,931,741
Severn Trent plc	30,762	980,304
Smith & Nephew plc	114,117	2,252,382
Smiths Group plc	50,299	886,091
Spirax-Sarco Engineering plc	9,415	1,258,174
SSE plc	134,019	2,273,278
St James’s Place plc	68,734	840,661
Standard Chartered plc	340,553	1,702,721
Standard Life Aberdeen plc	292,198	951,053
Subsea 7 SA*	29,987	229,723
Tate & Lyle plc	58,828	500,707
Taylor Wimpey plc	466,768	720,002
TechnipFMC plc	53,289	417,297
Tesco plc	1,244,079	3,511,219
Travis Perkins plc	31,897	461,349
Unilever NV(b)	187,088	11,055,084
Unilever plc	149,541	8,904,422
United Utilities Group plc	87,335	1,024,226
Vodafone Group plc	3,431,954	5,157,711
Weir Group plc (The)	33,043	513,801
Whitbread plc	25,664	728,697
Wm Morrison Supermarkets plc	306,503	743,493

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
WPP plc	157,193	1,165,790

		223,659,806

United States — 0.3%
Carnival plc	23,302	252,025
Ferguson plc	29,605	2,609,784
James Hardie Industries plc, CHDI	56,725	1,170,766
QIAGEN NV*	29,069	1,443,978

		5,476,553

TOTAL COMMON STOCKS (Cost $1,740,853,946)		1,785,030,311

	No. of Rights
RIGHTS — 0.0%(c)
Hong Kong — 0.0%(c)
Cathay Pacific Airways Ltd., expiring 8/5/2020*	77,636	4,508

Spain — 0.0%(c)
Cellnex Telecom SA, expiring 8/7/2020*	33,462	139,929

TOTAL RIGHTS (Cost $17,705)		144,437

	Shares
SHORT-TERM INVESTMENTS — 1.4%
INVESTMENT COMPANIES — 0.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(d)(e) (Cost $9,761,090)	9,761,090	9,761,090

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(d)(e)	7,995,602	7,998,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(d)(e)	6,136,620	6,136,620

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $14,135,420)		14,134,620

TOTAL SHORT-TERM INVESTMENTS (Cost $23,896,510)		23,895,710

Total Investments — 100.8% (Cost $1,764,768,161)		1,809,070,458
Liabilities in Excess of Other Assets — (0.8)%		(13,660,404)

Net Assets — 100.0%		1,795,410,054

Percentages indicated are based on net assets.

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	9.5%
Banks	7.1
Insurance	4.7
Food Products	4.1
Chemicals	3.6
Machinery	3.1
Oil, Gas & Consumable Fuels	3.0
Metals & Mining	2.8
Automobiles	2.8
Capital Markets	2.7
Textiles, Apparel & Luxury Goods	2.5
Electric Utilities	2.3
Health Care Equipment & Supplies	2.3
Personal Products	2.2
Semiconductors & Semiconductor Equipment	2.0
Beverages	2.0
Diversified Telecommunication Services	2.0
Wireless Telecommunication Services	1.8
Electronic Equipment, Instruments & Components	1.8
Electrical Equipment	1.8
Real Estate Management & Development	1.8
Software	1.7
Food & Staples Retailing	1.6
IT Services	1.6
Professional Services	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Household Durables	1.4
Trading Companies & Distributors	1.3
Industrial Conglomerates	1.3
Hotels, Restaurants & Leisure	1.2
Building Products	1.1
Household Products	1.1
Biotechnology	1.1
Multi-Utilities	1.1
Aerospace & Defense	1.0
Road & Rail	1.0
Others (each less than 1.0%)	13.4
Short-Term Investments	1.3

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is $13,647,794.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of July 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	109	09/2020	USD	9,881,395	141,527

Abbreviations

EAFE	Europe, Australasia, and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan BetaBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$247,953	$134,516,289	$—		$134,764,242
Austria	1,096,613	2,875,814	—		3,972,427
Belgium	—	18,091,819	—		18,091,819
Cambodia	—	359,158	—		359,158
Chile	—	576,467	—		576,467
China	—	8,257,066	—		8,257,066
Colombia	—	384,400	—		384,400
Denmark	3,050,177	38,099,302	—		41,149,479
Finland	—	24,315,217	—		24,315,217
France	—	178,234,131	—		178,234,131
Germany	—	154,944,184	—		154,944,184
Hong Kong	—	48,803,037	—		48,803,037
Ireland	—	11,406,716	—		11,406,716
Israel	—	7,086,889	—		7,086,889
Italy	—	38,611,076	—		38,611,076
Japan	604,790	471,391,666	—		471,996,456
Jordan	—	579,389	—		579,389
Luxembourg	—	2,562,572	—		2,562,572
Macau	—	4,234,581	—		4,234,581
Mexico	—	366,026	—		366,026
Netherlands	13,918,388	59,405,184	—		73,323,572
New Zealand	—	6,316,769	—		6,316,769
Norway	—	11,620,712	—		11,620,712
Portugal	—	3,236,913	—		3,236,913
Russia	—	909,263	—		909,263
Singapore	—	19,563,957	—		19,563,957
South Africa	—	4,226,102	—		4,226,102
Spain	306,038	41,309,831	—		41,615,869
Sweden	—	61,111,710	—		61,111,710
Switzerland	—	183,273,753	—		183,273,753
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	1,108,749	222,551,057	—		223,659,806
United States	1,443,978	4,032,575	—		5,476,553

Total Common Stocks	21,776,686	1,763,253,625	—	(a)	1,785,030,311

Rights	144,437	—	—		144,437
Short-Term Investments
Investment Companies	9,761,090	—	—		9,761,090
Investment of cash collateral from securities loaned	14,134,620	—	—		14,134,620

Total Short-Term Investments	23,895,710	—	—		23,895,710

Total Investments in Securities	$45,816,833	$1,763,253,625	$—	(a)	$1,809,070,458

Appreciation in Other Financial Instruments
Futures Contracts	$141,527	$—	$—		$141,527

(a) Value is zero.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended July 31, 2020
Security Description	Value at December 3, 2019(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(b)(c)	$—	$20,000,000	$12,000,000	$(1,200)	$(800)	$7,998,000	7,995,602	$5,558	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(b)(c)	—	29,803,394	23,666,774	—	—	6,136,620	6,136,620	1,637	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03%(b)(c)	—	17,918,812	8,157,722	—	—	9,761,090	9,761,090	829	—

Total	$—	$67,722,206	$43,824,496	$(1,200)	$(800)	$23,895,710		$8,024	$—

(a)	Commencement of operations was December 3, 2019.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2020.